Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Loss on early extinguishment of debt	$ (21,956)	$ 0	$ (35)
Income taxes - net	31,566	48,044	37,742
Interest on long-term debt	(106,936)	(108,104)	(104,602)
Amortization of redemption premiums and expense on debt	(5,067)	(5,275)	(5,075)
NET INCOME	59,524	77,968	64,049
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of subsidiaries	98,708	106,252	93,344
Loss on early extinguishment of debt	(21,956)	0	0
Income taxes - net	24,650	21,227	19,971
Interest on long-term debt	(41,659)	(49,000)	(49,000)
Amortization of redemption premiums and expense on debt	(2,459)	(2,765)	(2,581)
Other -net	(973)	(959)	(898)
NET INCOME	$ 56,311	$ 74,755	$ 60,836